Business Combinations (Tables)	12 Months Ended
Dec. 31, 2022
Wannaby Inc.
Disclosure Of Business Combinations [Line Items]
Summary of Purchase Consideration	Details of the purchase consideration, the assets acquired and goodwill recognized are as follows (in thousands):

2022
Cash consideration	$25,523
Purchase consideration	$25,523

Summary of Net cash Inflow Arising on Acquisition

2022
Net cash outflow arising on acquisition
Cash and cash equivalent balances acquired	$485
Cash consideration	(25,523)
Net cash outflow	$(25,038)

Summary of Assets and Liabilities Recognized upon Acquisition

2022
Acquired software	$11,500
Customer Relationships	2,500
Brand	300
Tangible assets	64
Net working capital	(1,470)
Net debt	(6,959)
Deferred tax liability	(2,570)
Total net identified assets acquired	3,365
Goodwill	22,159
Total net identified assets acquired and goodwill	$25,524

Violet Grey, Inc
Disclosure Of Business Combinations [Line Items]
Summary of Purchase Consideration	Details of the purchase consideration, the assets acquired and goodwill recognized are as follows (in thousands):

2022
Cash consideration	$49,418
Purchase consideration	$49,418

Summary of Net cash Inflow Arising on Acquisition

2022
Net cash outflow arising on acquisition
Cash and cash equivalent balances acquired	$596
Cash consideration	(49,418)
Net cash outflow	$(48,822)

Summary of Assets and Liabilities Recognized upon Acquisition

2022
Acquired software	$1,155
Brand	28,480
Tangible assets	189
Net working capital	(3,135)
Net debt	(1,222)
Deferred tax liability	(6,223)
Total net identified assets acquired	19,244
Goodwill	30,174
Total net identified assets acquired and goodwill	$49,418

Luxclusif
Disclosure Of Business Combinations [Line Items]
Summary of Purchase Consideration	Details of the purchase consideration, the assets acquired and goodwill are as follows (in thousands):

2021
Cash	$7,682
Deferred payments	135
Total cash consideration	$7,817

Summary of Net cash Inflow Arising on Acquisition

2021
Net cash outflow arising on acquisition
Cash and cash equivalent balances acquired	$803
Cash consideration	(7,682)
Net cash outflow	$(6,879)

Summary of Assets and Liabilities Recognized upon Acquisition

2021
Development Costs	$2,205
Customer relationships	1,611
Tangible assets	73
Net working capital	3,461
Net debt	(2,671)
Deferred tax liability	(725)
Total net identified assets acquired	3,954
Goodwill	3,863
Total net identified assets acquired and goodwill	$7,817

Allure
Disclosure Of Business Combinations [Line Items]
Summary of Purchase Consideration

Details of the purchase consideration, the assets acquired and goodwill are as follows (in thousands):

2021
Cash	$15,858
Ordinary shares issued	$4,380
Deferred payments	1,465
Total purchase consideration	$21,703

Summary of Net cash Inflow Arising on Acquisition

2021
Net cash outflow arising on acquisition
Cash and cash equivalent balances acquired	$1,840
Cash consideration	(15,858)
Net cash outflow	$(14,018)

Summary of Assets and Liabilities Recognized upon Acquisition

2021
Development costs	$5,412
Tangible assets	77
Net working capital	118
Net debt	(1,609)
Deferred tax liability	(1,029)
Total net identified assets acquired	2,969
Goodwill	18,734
Total net identified assets acquired and goodwill	$21,703

JBUX
Disclosure Of Business Combinations [Line Items]
Summary of Purchase Consideration	Details of the cash paid, the assets acquired and goodwill are as follows (in thousands):

2021
Cash	$4,000
Total cash consideration	$4,000

Summary of Net cash Inflow Arising on Acquisition

2021
Net cash outflow arising on acquisition
Cash and cash equivalent balances acquired	$48
Cash consideration	(4,000)
Net cash outflow	$(3,952)

Summary of Assets and Liabilities Recognized upon Acquisition

2021
Development costs	$2,282
Tangible assets	2
Net working capital	(10)
Net debt	(17)
Deferred tax liability	(331)
Total net identified assets acquired	1,926
Goodwill	2,074
Total net identified assets acquired and goodwill	$4,000

Alanui
Disclosure Of Business Combinations [Line Items]
Summary of Assets and Liabilities Recognized upon Acquisition

Details of the purchase consideration and the net assets acquired are as follows (in thousands):

2021
Intangible assets	$81
Brand name	7,279
Tangible assets	55
Other non-current assets	291
Inventory	830
Net working capital (excluding inventory)	(1,070)
Non-current liabilities	(28)
Deferred tax liability	(2,041)
Total net identified assets acquired	$5,397
Fair value of previously held equity interest	(2,963)
Non-controlling interest	(2,434)
Purchase consideration	$-

Ambush Inc.
Disclosure Of Business Combinations [Line Items]
Summary of Purchase Consideration	Details of the purchase consideration, the assets acquired, and goodwill are as follows (in thousands):

2020
Cash consideration	$12,142
Purchase consideration	$12,142

Summary of Net cash Inflow Arising on Acquisition

2020
Net cash outflow arising on acquisition
Cash and cash equivalent balances acquired	$126
Cash consideration	(12,142)
Net cash outflow	$(12,016)

Summary of Assets and Liabilities Recognized upon Acquisition

2020
Intangible assets	$127
Brand name	4,699
Tangible assets	1,365
Right-of-use assets	858
Other non-current assets	720
Inventory	3,374
Net working capital (excluding inventory)	(2,175)
Non-current liabilities	(5,224)
Deferred tax liability	(1,311)
Total net identified assets acquired	2,433
Goodwill	10,674
Total net identified assets acquired and goodwill	13,107
Non-controlling interest	(965)
Net assets acquired	$12,142